Acquisition and sale of businesses and purchase of non-controlling interests - Prior year acquisitions (Detail) £ in Millions, $ in Millions	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	May 02, 2018	Aug. 15, 2017 GBP (£)	Aug. 15, 2017 USD ($)	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about business combination [line items]
Consideration payable	£ 21	£ 739				£ 0
Deferred/contingent consideration payable	£ 15	£ 184				£ 0
Casamigos Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired				100.00%	100.00%
Consideration payable				£ 777	$ 1,000
Deferred/contingent consideration payable				£ 233	$ 300
Pierde Almas Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of Intellectual property costs			100.00%